FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Unobservable Inputs of Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contingent Consideration Arrangements
Contingent Consideration Arrangement [Roll Forward]
Balance at January 1	$ (26,657)	$ 0
Fair value at date of acquisition	0	(25,521)
Fair value adjustments	19,739	(1,136)
Balance at December 31	(6,918)	(26,657)
Warrant
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1	0
Fair value at date of acquisition	17,618
Fair value adjustments	(9,123)
Balance at December 31	$ 8,495	$ 0